Elizabeth Gioia Vice President, Corporate Counsel
The Prudential Insurance Company of America 213 Washington Street, Newark, NJ 07102-2917 Tel 203-402-1624 Elizabeth.gioia@prudential.com

October 2, 2020

Office of Insurance Products
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Pruco Life Company of New Jersey ("Registrant") Registration Statement on Form S-3 SEC File No. 333-________

Dear Sir/Madam:
Submitted for filing under the Securities Act of 1933 is the above-referenced registration statement on Form S-3. This filing is being submitted in light of the updating requirements imposed for Form S-3 under Rule 415.
Please call me at (203) 402-1624 if you have any questions.

Very truly yours,

/s/ Elizabeth Gioia
Elizabeth Gioia
Vice President, Corporate Counsel